Financial instruments and financial risk factors - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) bank participant	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) related to other assets and liabilities classified as measured at fair value		$ (1)	$ 11	$ 238
Dividends recognised for investments in equity instruments designated as measured at fair value through profit or loss		24	18	14
Finance debt		59,547	51,954
Proceeds from long-term financing		10,656	7,568	2,013
Issue of perpetual hybrid bonds	[1]	4,330	175	370
Cash and cash equivalents		39,204	33,030	29,195	$ 30,681
Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds	[1]	4,352	176	$ 374
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Finance debt		41,541	33,716
Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Finance debt		18,006	18,238
Commodity price risk | Trading [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		42	26
Commodity price risk | Arithmetic Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		35	49
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped		$ 555	309
Period in which maximum value at risk was not exceeded		3 years
Currency risk | Currency Forward Contract, USD And Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 92	$ 296
Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 400
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt, net of interest rate swaps, to total finance debt		30.00%	35.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount		$ 180	$ 182
Interest rate risk | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding leases, weighted average maturity period		8 years	13 years
Interest rate risk | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate		5.00%	5.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 9,200	$ 12,000
Credit risk | Financial assets which are subject to review for impairment under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		8,200	10,700
Credit risk | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		146	201
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		585	598
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		655	1,655
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		39,200	33,000
Liquidity risk | Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds		4,300	200
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		12,130	13,180
Liquidity risk | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing		9,000	6,000
Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		8,000
Liquidity risk | Credit Facility | Subsequent Event
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		8,000
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		4,000
Liquidity risk | Standby Credit Facility | Subsequent Event
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 4,000
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank		16
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | participant		27
Liquidity risk | Standby Credit Facility | Subsequent Event
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | participant		33
Liquidity risk | Top of range | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		12 years
Liquidity risk | Bottom of range | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		3 years
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows		$ 24,206	$ 24,120
Within one year | Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		200
1 to 2 years | Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		7,800
1 to 2 years | Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		100
2 to 3 years | Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 3,900

[1]	See Note 32 for further information.